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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-03790

Pear Tree Funds
55 Old Bedford Road, Lincoln, MA  01773

Willard L. Umphrey
Pear Tree Funds
 55 Old Bedford Road
Lincoln, MA  01773
(Name and address of agent for service)

781-259-1144
(Registrant’s telephone number)

Date of fiscal year end:  March 31
Date of reporting period: June 30, 2013

Item 1. Schedule of Investments

PEAR TREE COLUMBIA SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2013

Common Stock - 100.5%
	Shares	Value
AIRLINES - 0.6%
Spirit Airlines, Inc. (a)	22,592	$717,748

BANKS - 5.8%
CoBiz Financial, Inc.	124,937	1,036,977
F.N.B. Corporation	170,575	2,060,546
Pinnacle Financial Partners, Inc. (a)	33,755	867,841
Popular, Inc. (a)	39,053	1,184,477
Susquehanna Bancshares, Inc.	75,040	964,264
United Bankshares, Inc. (b)	17,750	469,488
		6,583,593
BEVERAGES - 3.0%
SodaStream International Ltd. (a)(b)	46,270	3,361,516

BUILDING PRODUCTS - 3.1%
Drew Industries, Inc.	28,890	1,135,955
NCI Building Systems, Inc. (a)	72,879	1,114,320
Trex Company, Inc. (a)	27,441	1,303,173
		3,553,448
CHEMICALS - 1.4%
Ferro Corporation (a)	221,574	1,539,939

COMMERCIAL SERVICES & SUPPLIES - 11.8%
Acacia Research Corporation - Acacia Technologies (a)	114,325	2,555,164
Beacon Roofing Supply, Inc. (a)	28,727	1,088,179
Builders FirstSource, Inc. (a)	157,469	941,665
Cardtronics, Inc. (a)	43,181	1,191,796
Heartland Payment Systems, Inc.	44,922	1,673,344
HMS Holdings Corp. (a)	28,806	671,180
Kforce, Inc. (a)	144,445	2,108,897
WageWorks, Inc. (a)	40,503	1,395,328
Waste Connections, Inc.	41,508	1,707,639
		13,333,192
COMMUNICATIONS EQUIPMENT - 1.8%
NICE-Systems Ltd. (a)(c)	44,464	1,640,277
Ubiquiti Networks, Inc.	22,923	402,069
		2,042,346
DIVERSIFIED FINANCIALS - 2.7%
Hercules Technology Growth Capital, Inc.	95,159	1,326,516
ICG Group, Inc. (a)	152,498	1,738,477
Tree.com, Inc.	2,412	41,342
		3,106,335
ELECTRONIC EQUIPMENT & INSTRUMENTS - 2.3%
Finisar Corporation (a)	79,876	1,353,899
OSI Systems, Inc. (a)	19,934	1,284,148
		2,638,047
ENERGY EQUIPMENT & SERVICES - 5.7%
Core Laboratories N.V.	20,191	3,062,167
Dawson Geophysical Company (a)	31,246	1,151,728
Hornbeck Offshore Services, Inc. (a)	40,912	2,188,792
		6,402,687
FOOD & DRUG RETAILING - 1.2%
United Natural Foods, Inc. (a)	24,313	1,312,659

FOOD PRODUCTS - 2.2%
Boulder Brands, Inc. (a)	109,052	1,314,077
Hain Celestial Group, Inc. (a)	18,632	1,210,521
		2,524,598
HEALTH CARE EQUIPMENT & SUPPLIES - 2.8%
Accuray Incorporated (a)(b)	118,896	682,463
Natus Medical, Inc. (a)	98,782	1,348,374
Spectranetics Corporation (The) (a)	60,130	1,123,229
		3,154,066
HEALTH CARE PROVIDERS & SERVICES - 5.5%
Bio-Reference Laboratories, Inc. (a)(b)	42,061	1,209,253
Catamaran Corporation (a)	32,022	1,560,112
Healthways, Inc. (a)	88,610	1,540,042
Henry Schein, Inc. (a)	20,508	1,963,641
		6,273,048
HOTELS, RESTAURANTS & LEISURE - 1.8%
LeapFrog Enterprises, Inc. (a)	102,674	1,010,312
National CineMedia, Inc.	60,678	1,024,851
		2,035,163
HOUSEHOLD DURABLES - 1.9%
Standard Pacific Corporation (a)	251,617	2,095,970

INTERNET SOFTWARE & SERVICES - 0.3%
eGain Corporation (a)	35,579	342,270

IT CONSULTING & SERVICES - 5.0%
Alliance Data Systems Corporation (a)	23,402	4,236,464
InterNAP Network Services Corporation (a)	178,262	1,474,227
		5,710,691
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Callaway Golf Company	43,517	286,342
Smith & Wesson Holding Corporation (a)(b)	56,048	559,359
		845,701
MACHINERY - 4.5%
Actuant Corporation, Class A	20,639	680,468
Polypore International, Inc. (a)(b)	25,297	1,019,469
Proto Labs, Inc. (a)	52,447	3,407,481
		5,107,418
MEDIA - 10.6%
Cinemark Holdings, Inc.	87,852	2,452,828
Gray Television, Inc. (a)	189,358	1,363,377
IMAX Corporation (a)	110,009	2,734,824
Nexstar Broadcasting Group, Inc.	43,397	1,538,858
Regal Entertainment Group, Class A (b)	141,800	2,538,220
Sinclair Broadcast Group, Inc., Class A	23,312	684,906
TiVo, Inc. (a)	64,698	714,913
		12,027,926
OIL & GAS - 1.5%
LinnCo, LLC (b)	46,353	1,727,576

PERSONAL PRODUCTS - 3.8%
Nu Skin Enterprises, Inc., Class A	69,905	4,272,594

REAL ESTATE - 11.1%
American Campus Communities, Inc.	32,821	1,334,502
Brandywine Realty Trust	103,589	1,400,523
Campus Crest Communities, Inc.	44,014	507,921
EPR Properties	95,052	4,778,264
Hersha Hospitality Trust	814,523	4,593,910
		12,615,120
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.9%
8x8, Inc. (a)	120,986	996,925

SOFTWARE - 2.2%
inContact, Inc. (a)	85,788	705,177
MedAssets, Inc. (a)	60,235	1,068,569
Rally Software Development Corp. (a)	8,124	201,638
Verint Systems, Inc. (a)	13,436	476,575
		2,451,959
SPECIALTY RETAIL - 4.2%
Fifth & Pacific Companies, Inc. (a)	63,437	1,417,183
Pier 1 Imports, Inc.	85,888	2,017,509
Restoration Hardware Holdings, Inc. (a)	17,328	1,299,600
		4,734,292
TEXTILES & APPAREL - 1.1%
Vera Bradley, Inc. (a)(b)	56,608	1,226,129

WIRELESS TELECOMMUNICATION SERVICES - 1.0%
SBA Communications Corp., Class A (a)	14,904	1,104,684

TOTAL COMMON STOCK
(Cost $84,894,921)		113,837,640

SHORT TERM INVESTMENTS - 0.2%
	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement
.01%, 07/01/13, (Dated 06/28/13), Collateralized by $275,000 par
U.S. Treasury Note-.625% due 05/31/2017,
Market Value $270,619.80, Repurchase Proceeds $263,951
(Cost $263,950)	$263,950	263,950

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) - 100.7%
(Cost $85,158,871)		114,101,590

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 11.0%

Money Market - 11.0%
Western Asset Institutional Cash Reserves - Inst.
(Cost $12,441,560)	12,441,560	12,441,560

TOTAL INVESTMENTS - 111.7%		126,543,150
(Cost $97,600,431)
OTHER ASSETS & LIABILITIES (NET) - (11.7%)		(13,241,261)
NET ASSETS - 100%		$113,301,889

(a) Non-income producing security
(b) All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 99,582,242	$ -	$ -	$ 99,582,242
Depository Receipts	1,640,277	-	-	1,640,277
Real Estate Inv. Trusts	12,615,121	-	-	12,615,121
Short Term Investments	12,441,560	263,950	-	12,705,510
Total	$ 126,279,200	$ 263,950	$ -	$ 126,543,150

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2013

Common Stock - 99.0%

	Shares	Value
BEVERAGES - 5.0%
Anheuser-Busch InBev SA (c)	6,026	$543,907
Coca-Cola Company (The)	118,052	4,735,065
		5,278,972
COMMUNICAITONS EQUIPMENT - 0.7%
QUALCOMM Incorporated	12,951	791,047

COMPUTERS & PERIPHERALS - 8.1%
Apple, Inc.	4,786	1,895,639
EMC Corporation (a)	13,769	325,224
Hewlett-Packard Company	147,688	3,662,662
International Business Machines	14,290	2,730,962
		8,614,487
CONSUMER SERVICES - 0.1%
McKesson Corporation	1,133	129,729

FOOD PRODUCTS - 3.1%
Nestle, S.A. (c)	25,404	1,671,075
Unilever N.V.	42,486	1,670,125
		3,341,200
FOOD STAPLES & DRUG RETAILING - 7.3%
Costco Wholesale Corporation	2,344	259,176
CVS Caremark Corporation	6,098	348,684
General Mills, Inc.	881	42,755
PepsiCo, Inc.	38,187	3,123,315
SYSCO Corporation	12,778	436,496
Tesco PLC (a)(c)	38,089	580,857
Wal-Mart Stores, Inc.	39,393	2,934,384
Walgreen Co.	1,518	67,096
		7,792,763
HEALTH CARE EQUIPMENT & SERVICES - 6.2%
Baxter International, Inc.	2,127	147,337
Becton, Dickinson and Company	1,334	131,839
Express Scripts, Inc. (a)	55,403	3,417,811
Medtronic, Inc.	21,382	1,100,532
Stryker Corporation	684	44,241
UnitedHealth Group, Inc.	11,625	761,205
Zimmer Holdings, Inc. (a)	13,644	1,022,482
		6,625,447
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Cardinal Health, Inc.	2,008	94,778
Laboratory Corporation of America Holdings (a)	7,497	750,450
Quest Diagnostics Incorporated	7,799	472,853
		1,318,081
HOTELS, RESTAURANTS & LEISURE - 2.2%
McDonald's Corporation	21,602	2,138,598
YUM! Brands, Inc.	2,555	177,164
		2,315,762
HOUSEHOLD PRODUCTS - 5.5%
Church & Dwight Co., Inc.	4,807	296,640
Colgate-Palmolive Company	39,159	2,243,419
Kimberly-Clark Corporation	616	59,838
Procter & Gamble Company	40,633	3,128,335
Reckitt Benckiser Group plc (a)	1,857	131,290
		5,859,522
INDUSTRIAL CONGLOMERATES - 1.0%
3M Company	9,636	1,053,697

MULTILINE RETAIL - 2.2%
Target Corporation	33,369	2,297,789

OIL & GAS - 7.1%
BP plc (c)	20,432	852,832
Chevron Corporation	28,471	3,369,258
Exxon Mobil Corporation	13,989	1,263,906
Royal Dutch Shell plc (c)	18,172	1,159,373
TOTAL S.A. (b)(c)	18,331	892,720
		7,538,089
PHARMACEUTICALS & BIOTECHNOLOGY - 18.7%
Abbott Laboratories	39,442	1,375,737
AmerisourceBergen Corporation	2,056	114,786
Amgen, Inc.	3,963	390,990
AstraZeneca PLC (c)	12,246	579,236
Bristol-Myers Squibb Company	13,439	600,589
Eli Lilly and Company	4,353	213,819
Gilead Sciences, Inc. (a)	5,369	274,946
GlaxoSmithKline plc (c)	25,450	1,271,737
Johnson & Johnson	65,729	5,643,492
Merck & Co., Inc.	8,165	379,264
Novartis AG (c)	21,820	1,542,892
Novo Nordisk A/S (c)	1,633	253,066
Pfizer, Inc.	146,842	4,113,044
Roche Holding Ltd (c)	26,055	1,611,893
Sanofi-Aventis (c)	26,527	1,366,406
Takeda Pharmaceutical Company Limited (c)	9,970	225,123
		19,957,020
RETAILING - 0.2%
TJX Companies, Inc. (The)	5,218	261,213

SOFTWARE & SERVICES - 22.1%
Cisco Systems, Inc.	206,881	5,029,277
Google, Inc. (a)	6,037	5,314,794
MasterCard Incorporated	2,799	1,608,025
Microsoft Corporation	142,994	4,937,583
Oracle Corporation	143,677	4,413,757
SAP AG (b)(c)	10,649	775,567
Visa, Inc.	7,133	1,303,556
Yahoo! Inc. (a)	6,195	155,556
		23,538,115
TEXTILES & APPAREL - 0.9%
Nike, Inc.	14,399	916,928

TOBACCO - 6.7%
British American Tobacco p.l.c. (c)	13,197	1,358,499
Japan Tobacco Inc.	20,000	715,600
Lorillard, Inc.	36,591	1,598,295
Philip Morris International, Inc.	39,989	3,463,847
		7,136,241
WIRELESS TELECOMMUNICATIONS - 0.6%
NTT DOCOMO, Inc. (c)	44,414	695,079

TOTAL COMMON STOCK		105,461,181
(Cost $89,989,290)

Short Term Investments - 0.9%	Par Value	Value
State Street Bank & Trust Co., Repurchase Agreement	961,266	$961,266
.01%, 07/01/13, (Dated 06/28/13), Collateralized by $1,000,000 par
U.S. Treasury Note-.625% due 05/31/2017,
Market Value $984,072, Repurchase Proceeds $961,267
(Cost $961,266)

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $90,950,556)		106,422,447

Money Market - 1.6%
Western Asset Institutional Cash Reserves - Inst.
(Cost $1,743,481)	1,743,481	1,743,481

TOTAL INVESTMENTS 101.5%		$108,165,928
(Cost $92,694,037)
OTHER ASSETS & LIABILITIES (NET) - (1.5%)		(1,639,842)
NET ASSETS - 100%		$106,526,086

(a) Non-Income producing security
(b) All or a portion of this security is out on loan
(c) ADR - American Depositary Receipts

The percentage of each investment category is calculated as a percentage of net assets.

Pear Tree Quality Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 90,080,921	$ -	$ -	$ 90,080,921
Depository Receipts	15,380,260	-	-	15,380,260
Short Term Investments	1,743,481	961,266	-	2,704,747
Total	$ 107,204,662	$ 961,266	$ -	$ 108,165,928

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA DYNAMIC EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2013

Common Stock - 82.1%
	Shares	Value
BRAZIL - 6.3%
Banco do Brasil SA	120,612	$1,209,399
BM&F Bovespa SA	116,124	650,337
Companhia de Bebidas das Americas (c)	34,945	1,305,196
Cyrela Brazil Realty Empreendimentos e Participacoes SA	91,900	638,761
Embraer SA (c)	6,582	242,810
Even Construtora e Incorporadora SA	119,600	427,027
EZ Tec Empreendimentos e Participacoes SA	44,835	556,222
JBS S.A.	238,500	699,182
Minerva S.A. (a)	33,400	157,087
Petroleo Brasileiro SA	75,583	507,197
Petroleo Brasileiro SA (c)	71,506	1,048,278
Sao Martinho SA	15,318	178,652
Sul America SA	83,818	496,757
Vale SA	48,853	644,142
		8,761,047
CHILE - 0.4%
Banco Santander Chile (c)	8,378	204,842
Compania Cervecerias Unidas SA (c)	14,116	403,859
		608,701
CHINA - 10.1%
Bank of China Ltd., H	5,236,392	2,153,658
China Construction Bank Corporation	3,993,422	2,826,646
China Petroleum & Chemical Corporation	2,221,810	1,564,060
China Shenhua Energy Co., Ltd.	176,605	448,563
China Yuchai International Ltd.	15,241	268,699
Chongqing Rural Commercial Bank Co.	877,687	373,428
Dongfeng Motor Group Company Limited	208,881	279,005
Giant Interactive Group, Inc. (c)	49,305	394,933
Great Wall Motor Co., Ltd.	320,676	1,376,780
Guangzhou R&F Properties Co., Ltd.	79,200	114,366
Industrial & Commercial Bank of China Ltd.	1,784,911	1,125,328
Kingsoft Corporation Limited	248,000	409,915
Mindray Medical International Limited (c)	15,997	599,088
PetroChina Company Limited	1,017,778	1,082,582
Sinofert Holdings Ltd.	912,000	152,859
Tencent Holdings Limited	10,800	423,581
Tong Ren Tang Technologies Co., Ltd.	47,000	143,009
Zhejiang Expressway Co., Ltd.	220,000	179,264
		13,915,764
COLOMBIA - 0.5%
Ecopetrol SA (b)(c)	14,905	626,904

CZECH REPUBLIC - 0.2%
CEZ AS (b)	10,780	258,788

HONG KONG - 5.9%
Central China Real Estate Ltd.	252,371	72,235
Champion Real Estate Investment Trust	504,000	231,331
China Mobile Limited	234,779	2,457,927
CNOOC Limited	955,218	1,620,736
COSCO International Holdings Ltd.	173,193	68,999
Dairy Farm International Holdings Limited	9,000	108,090
Dongyue Group Limited (b)	410,000	164,399
Giordano International Limited	340,000	297,648
KWG Property Holding Limited	335,419	175,577
Lenovo Group Limited	1,075,489	980,345
Shanghai Industrial Holdings Limited	63,000	195,348
Shougang Fushan Resources Group Limited (b)	1,238,000	486,827
Sino Biopharmaceutical Limited	612,000	396,893
Skyworth Digital Holdings Limited (b)	262,000	132,754
Soho China Limited (b)	1,034,979	819,320
		8,208,429
HUNGARY - 0.2%
EGIS Pharmaceuticals PLC	1,610	155,682
Richter Gedeon Nyrt.	1,196	179,201
		334,883
INDIA - 4.0%
Allahabad Bank	29,921	45,693
Andhra Bank	214,842	297,001
Bajaj Holdings & Investment Limited	11,984	162,513
Bank of Baroda	16,624	161,414
Cairn India Limited	11,906	57,992
Chambal Fertilizers & Chemicals Ltd.	273,368	167,218
Gitanjali Gems Limited	87,208	343,255
Grasim Industries Limited	7,175	333,787
Gujarat State Fertilisers & Chemicals Limited	31,990	32,865
Hexaware Technologies Limited	123,662	180,525
Indiabulls Financial Services Limited*	172,508	775,669
Indian Bank	104,046	201,351
Oil and Natural Gas Corp. Limited	192,027	1,069,922
Oil India Limited	16,727	160,754
Rural Electrification Corporation Limited	145,941	491,791
South Indian Bank Limited	388,995	150,558
Syndicate Bank	140,928	262,054
Tata Chemicals Ltd.	40,139	190,242
UCO Bank	270,993	282,736
United Phosphorus Limited	67,713	155,310
		5,522,650
INDONESIA - 2.2%
PT Aneka Tambang Tbk	1,851,489	186,548
PT Astra Agro Lestari Tbk	195,648	388,339
PT Bank Bukopin Tbk	2,989,500	216,871
PT Holcim Indonesia Tbk	443,000	109,355
PT Indo Tambangraya Megah Tbk	25,120	71,247
PT Indocement Tunggal Prakarsa Tbk	158,000	389,229
PT Indofood CBP Sukses Makmur Tbk	265,000	325,743
PT Indofood Sukses Makmur Tbk	316,000	234,015
PT PP London Sumatra Indonesia Tbk	1,256,840	217,810
PT Surya Semesta Internusa Tbk	1,206,000	157,965
PT Telekomunikasi Indonesia Tbk	613,958	695,922
		2,993,044
ISRAEL - 1.0%
First International Bank of Israel Ltd.	4,735	67,146
Mizrahi Tefahot Bank Ltd. (a)	116,792	1,171,322
		1,238,468
MALAYSIA - 4.5%
Affin Holdings Berhad	161,900	223,416
Berjaya Sports Toto Berhad	197,754	273,519
British American Tobacco (Malaysia) Berhad	22,344	421,491
DiGi.Com Berhad	315,951	476,002
DRB-HICOM Berhad	727,199	619,138
Genting Malaysia Berhad	406,509	500,497
Hong Leong Financial Group Berhad	58,755	268,902
JCY International Berhad	341,400	72,397
KLCC Property Holdings Berhad	66,800	143,770
Kuala Lumpur Kepong Berhad	49,400	339,601
Kulim (Malaysia ) Berhad	201,100	219,590
Lafarge Malaysia Berhad	46,280	149,115
Malaysia Building Society Berhad	457,212	444,260
Parkson Holdings Berhad	144,000	177,750
Telekom Malaysia Berhad	214,978	367,426
Tenaga Nasional Berhad	295,900	776,392
UMW Holdings Berhad	195,093	901,522
		6,374,788
MEXICO - 3.9%
Alfa S.A.B. de C.V., Series A	654,890	1,570,549
America Movil S.A.B. de C.V., Series L	1,016,070	1,102,626
Controladora Comercial Mexicana S.A.B. de C.V.	83,100	315,051
Fomento Económico Mexicano, S.A.B. de C.V. (c)	2,860	295,123
GRUMA, S.A.B. de C.V., Series B (a)	139,607	632,861
Grupo Aeroportuario del Pacífico, S.A.B. de C.V. (c)	5,857	297,711
Grupo Carso, S.A.B. de C.V., Series A1	57,500	273,579
Grupo Herdez, S.A.B. de C.V., Series *	27,954	88,489
Grupo Mexico S.A.B. de C.V., Series B	94,398	272,445
Grupo Televisa, S.A.B. (c)	12,403	308,091
Organizacion Soriana S.A.B. de C.V., Series B	45,400	169,990
		5,326,515
PERU - 0.1%
BBVA Banco Continental SA	65,315	148,614
Intercorp Financial Services, Inc.	3,210	105,930
		254,544
PHILIPPINES - 1.0%
Aboitiz Equity Ventures, Inc.	84,860	98,610
Alliance Global Group, Inc. (a)	615,600	333,450
Manila Electric Company	42,630	325,448
Megaworld Corporation	3,885,300	296,794
Rizal Commercial Banking Corporation	107,590	143,204
Universal Robina Corporation	65,650	189,960
		1,387,466
POLAND - 1.0%
KGHM Polska Miedz SA (b)	19,221	698,494
PGE SA	143,827	665,216
		1,363,710
RUSSIA - 3.9%
Gazprom (c)	203,551	1,339,366
LUKoil (c)	34,940	2,005,556
Norilsk Nickel Mining and Metallurgical Co. (c)	27,550	396,995
PhosAgro (d)	9,427	114,067
Sberbank of Russia (c)	109,942	1,252,239
Severstal (d)	33,657	214,395
		5,322,618
SINGAPORE - 1.2%
ComfortDelGro Corporation Limited	413,000	597,560
DBS Group Holdings Ltd.	42,000	513,306
Indofood Agri Resources Ltd.	214,941	165,242
UOL Group Limited	79,000	418,592
		1,694,700
SOUTH AFRICA - 5.3%
African Rainbow Minerals Limited	24,510	371,355
Barloworld Limited	43,989	362,703
FirstRand Limited	300,796	880,380
Gold Fields Ltd. (c)	97,346	511,067
Imperial Holdings Limited	38,531	818,068
Liberty Holdings Limited	73,832	895,898
Mondi Limited	18,226	231,024
MTN Group Limited	43,098	802,278
Reunert Limited	26,510	185,058
RMB Holdings Ltd.	130,922	521,865
Sasol Ltd.	37,162	1,622,444
Tongaat Hulett Limited	7,879	100,038
		7,302,178
SOUTH KOREA - 11.4%
Daelim Industrial Co., Ltd.	9,505	722,415
Daishin Securities Company	14,541	113,955
Daou Technology, Inc.	56,485	813,606
DGB Financial Group, Inc.	12,280	167,740
GS Home Shopping, Inc.	544	112,654
Hana Financial Group, Inc.	12,240	356,359
Hanwha Corporation	8,760	225,510
Hyundai Motor Company	7,539	1,488,590
Industrial Bank of Korea	9,390	90,031
Kangwon Land, Inc.	7,660	211,949
KCC Corporation	1,516	435,400
Kia Motors Corporation	8,994	489,057
KT Corporation	10,480	328,518
KT&G Corporation	9,463	614,819
LG Display Co., Ltd. (a)	45,540	1,094,587
Meritz Fire & Marine Insurance Co., Ltd.	5,460	60,717
Nong Shim Co., Ltd.	1,386	322,213
Samsung Electronics Co., Ltd.	4,747	5,578,104
Samsung Heavy Industries Co., Ltd.	18,411	577,132
SK Holdings Co., Ltd.	3,600	534,302
SK Innovation Co., Ltd.	4,946	586,825
SK Telecom Co., Ltd. (b)(c)	18,236	370,738
Soulbrain Co., Ltd.	4,257	162,519
Sungwoo Hitech Co., Ltd.	23,821	299,314
		15,757,054
TAIWAN - 12.1%
ASUSTeK Computer, Inc.	123,488	1,063,024
Chailease Holding Co., Ltd.	92,000	217,330
Chicony Electronics Co., Ltd.	120,271	313,007
Chunghwa Telecom Co., Ltd.	230,600	784,799
CTBC Financial Holding Co., Ltd.	951,000	588,604
Farglory Land Development Co., Ltd.	259,302	475,847
Fubon Financial Holding Co., Ltd.	741,000	1,009,971
Highwealth Construction Corp.	137,916	289,904
Hon Hai Precision Industry Co., Ltd.	328,372	810,768
Lite-On Technology Corp.	431,844	757,899
MStar Semiconductor, Inc.	26,000	187,381
Pegatron Corporation (a)	434,416	717,480
Phison Electronics Corp.	113,015	929,505
Pou Chen Corporation	724,631	687,857
Powertech Technology, Inc.	339,000	636,806
President Chain Store Corp.	158,915	1,041,901
Radiant Opto-Electronics Corporation	213,990	701,852
Taiwan Semiconductor Manufacturing Co., Ltd.	716,270	2,652,763
TECO Electric & Machinery Co., Ltd.	1,016,983	1,017,967
U-Ming Marine Transport Corporation	45,246	70,954
Uni-President Enterprises Corporation	628,702	1,225,058
United Microelectronics Corporation	1,171,401	566,725
		16,747,402
THAILAND - 3.6%
Bangkok Bank PCL (e)	70,636	464,605
CP ALL PCL	1,057,812	1,330,152
Electricity Generating PCL	52,679	229,298
Kiatnakin Bank PCL	169,100	288,966
Krung Thai Bank PCL	1,695,946	1,110,034
PTT Global Chemical PCL	372,900	829,602
Siam Makro PCL	18,895	475,193
Thanachart Capital PCL	196,900	244,419
		4,972,269
TURKEY - 3.3%
Eis Eczacibasi Ilac Ve Sinai	291,995	316,349
Enka Insaat ve Sanayi AS	142,434	358,097
Eregli Demir ve Celik Fabrikalari TAS	610,610	629,886
Ford Otomotiv Sanayi AS	17,496	241,249
Gubre Fabrikalari TAS (a)	25,439	180,662
Tekfen Holding AS	99,118	339,111
Tofas Turk Otomobil Fabrikasi AS	48,420	302,453
Tupras - Turkiye Petrol Rafinerileri AS	26,475	646,401
Turk Hava Yollari Anonim Ortakligi	191,056	742,792
Turkiye Sise ve Cam Fabrikalari AS	344,291	481,875
Ulker Biskuvi Sanayi AS	39,859	289,268
		4,528,143
TOTAL COMMON STOCK
(Cost $111,873,081)		113,500,065

Preferred Stock - 2.5%
BRAZIL - 2.5%
Banco Bradesco SA	25,889	337,836
Banco do Estado do Rio Grande do Sul SA	51,230	351,205
Eletropaulo Metropolitana SA	34,480	98,425
Itau Unibanco Holding SA	73,881	371,581
Itausa - Investimentos Itau S.A.	44,319	577,733
Klabin SA	315,400	1,184,715
Vale SA, Class A	35,971	440,877
TOTAL PREFERRED STOCK
(Cost $4,733,027)		3,362,372

Mutual Funds - 15.1%		Value
United States - 15.1%
Pear Tree PanAgora Risk Parity Emerging Markets Fund
(Cost $20,475,000)	2,047,500	20,884,500

TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $137,081,108)		137,746,937

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED - 2.6%

Money Market - 2.6%	Par Value	Value
Western Asset Institutional Cash Reserves - Inst.
(Cost $3,573,437)	$3,573,437	$3,573,437

TOTAL INVESTMENTS - 102.3%
(Cost $140,654,545)		141,320,374
OTHER ASSETS & LIABILITIES (Net) - (2.3%)		(3,100,848)
NET ASSETS - 100%		$138,219,526

*	Fair valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent
0.56% of net assets as of June 30, 2013.

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e)	NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		21.0%
Mutual Funds		15.1%
Information Technology		14.2%
Energy		10.5%
Consumer Staples		8.6%
Consumer Discretionary		7.9%
Industrials		7.6%
Materials		6.6%
Telecommunication Services		5.3%
Utilities		1.7%
Health Care		1.2%
Cash and Other Assets (Net)		0.3%

Pear Tree Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 94,633,960	$ 4,507,664	$ 775,669	$ 99,917,293
Common Stock Units	811,808	-	-	811,808
Depository Receipts	12,395,863	-	-	12,395,863
Mutual Funds	20,884,500	-	-	20,884,500
Preferred Stock	3,362,372	-	-	3,362,372
Real Estate Inv. Trusts	375,101	-	-	375,101
Short Term Investments	3,573,437	-	-	3,573,437
Total	$ 136,037,041	$ 4,507,664	$ 775,669	$141,320,374

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Banks                                            $ 1,110,034
Chemicals 829,602
Diversified Financials 533,385
Electric Utilities 229,298
Multiline Retail 475,193
Specialty Retail 1,330,152
$ 4,507,664

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Financials                                            $ 775,669

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

  Balance as of 3/31/2013                  $          839,179

   Realized gain (loss)                                                                                  $                -

   Changed in unrealized appreciation (depreciation)                    $           (63,510)

   Net purchases (sales)                                                                             $                 -

   Transfer into Level 3                                                                               $                -          -

Balances as of 6/30/2013                                                                           $          775,669

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013:

Fair Value                                                                                          Impact to
Common                      June                  Valuation                                    Unobservable                                         Range                                 Valuation from
Stock                      30, 2013                         Methodologies                                        Input (1)                                                              a Decrease in Input (2)

775,669                      Company Specific   Company Specific     100%                                                                                                    Decrease

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS
June 30, 2013

Common Stock - 84.6%
	Shares	Value
BRAZIL - 4.2%
Arteris S.A.	3,400	$31,104
Banco do Brasil S.A.	2,400	24,065
Banco Santander Brasil S.A. (c)	2,823	17,559
BR Properties S.A.	3,200	27,549
BRF S.A.	1,300	28,539
CCR S.A.	4,200	33,684
Cetip S.A. Mercados Organizados	2,200	22,768
Cielo S.A.	2,100	53,285
Companhia Brasileira de Distribuicao SP (c)	536	24,367
Companhia Energetica de Minas Gerais (c)	2,907	26,076
Companhia Hering	1,600	22,691
Cosan SA Industria e Comercio	1,700	33,322
CPFL Energia S.A. (c)	686	12,547
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,200	15,291
EcoRodovias Infraestrutura e Logística S.A.	4,400	31,221
Embraer S.A. (c)	715	26,376
Lojas Renner S.A..	1,000	28,976
Natura Cosméticos S.A.	1,300	28,097
Odontoprev S.A.	12,100	50,439
Petroleo Brasileiro S.A.	4,100	27,513
Porto Seguro S.A.	2,600	27,920
Qualicorp S.A. (a)	6,100	46,710
Souza Cruz S.A.	2,100	26,062
Telefonica Brasil S.A. (c)	2,599	59,309
TIM Participacoes S.A. (c)	2,183	40,604
Totvs S.A.	4,100	65,002
Vale S.A.	2,100	27,689
Weg S.A.	2,300	29,336
		888,101
CHINA - 4.0%
Anhui Conch Cement Company Limited H	5,000	13,505
Bank of Communications Co., Ltd. H	32,000	20,629
Beijing Enterprises Holdings Limited	2,500	18,018
Belle International Holdings Limited	12,000	16,493
China Agri-Industries Holdings Limited	45,000	19,726
China BlueChemical Ltd. H	32,000	19,474
China Coal Energy Co., Ltd.	39,000	20,415
China Communications Services Corporation Ltd. H	66,000	41,696
China Construction Bank Corporation	37,000	26,190
China International Marine Containers Group Co., Ltd. H (a)	8,400	14,491
China Longyuan Power Group H	24,000	24,878
China Petroleum & Chemical Corporation	40,000	28,158
China Shenhua Energy Co., Ltd.	9,500	24,129
China Telecom Corporation Limited	90,000	42,934
Datang International Power Generation Co., Ltd.	66,000	26,975
ENN Energy Holdings Ltd.	4,000	21,376
Huaneng Power International Inc. H	28,000	27,833
Inner Mongolia Yitai Coal Co., Ltd., Class B	5,000	24,010
Jiangsu Expressway Co. Ltd. - H	20,000	20,629
Kingboard Chemical Holdings, Ltd.	12,500	25,689
PetroChina Company Limited (c)	279	30,877
Shandong Weigao Group Medical Polymer Co., Ltd.	20,000	21,815
Shanghai Pharmaceuticals Holding Co., Ltd.	17,300	32,431
Sino Biopharmaceutical Limited	40,000	25,941
Sinopec Shanghai Petrochemical Co., Ltd.	50,000	16,761
Sinopharm Group Co., Ltd. H	12,000	30,139
Tencent Holdings Limited	1,000	39,220
Tingyi (Cayman Islands) Holding Corporation	10,000	26,173
Tsingtao Brewery Co., Ltd.	4,000	28,674
Uni-President China Holdings Limited	17,000	17,293
Wumart Stores, Inc. H Shares	10,000	18,256
Yantai Changyu Pioneer Wine Company Ltd. - B	3,800	17,442
Zhejiang Expressway Co., Ltd.	20,000	16,297
ZTE Corporation H	17,200	27,720
		826,287
COLOMBIA - 3.2%
Almacenes Exito S.A.	5,986	99,443
Bancolombia S.A.	3,193	43,762
Cementos Argos S.A.	13,986	57,941
CEMEX Latam Holdings, S.A. (a)	7,068	46,967
Corporacion Financiera Colombiana S.A.	2,649	49,508
Ecopetrol S.A.	44,031	93,263
Grupo Argos S.A.	5,907	58,879
Grupo de Inversiones Suramericana S.A.	2,442	47,414
Interconexión Electrica S.A.	20,177	79,294
Isagen S.A. E.S.P.	68,220	91,197
		667,668
CZECH REPUBLIC - 0.7%
CEZ A.S.	1,957	46,980
Komercni Banka A.S.	229	42,579
Telefónica Czech Republic, A.S.	3,833	52,828
		142,387
EGYPT - 1.6%
Commercial International Bank	13,614	55,741
Orascom Construction Industries SAE (a)	2,541	87,365
Orascom Telecom (Reg S) (a)(d)	19,939	56,029
Talaat Moustafa Group (TMG) Holding (a)	88,508	50,941
Telecom Egypt SAE	47,861	78,412
		328,488
HONG KONG - 2.3%
China Gas Holdings Ltd.	20,000	20,448
China Merchants Holdings International Co., Ltd.	6,000	18,682
China Mobile Limited	5,000	52,346
China Resources Enterprise	8,000	25,064
China Resources Gas Group Limited	8,000	20,423
China Resources Power Holdings Co., Ltd.	12,000	28,653
China Unicom (Hong Kong) Limited (c)	6,282	82,545
CNOOC Limited (c)	169	28,304
GCL-Poly Energy Holdings Ltd.	80,000	17,225
Golden Eagle Retail Group Ltd.	13,000	17,297
Guangdong Investment Limited	38,000	33,022
Hengan International Group Co., Ltd.	2,500	27,075
Intime Retail Group Co., Ltd.	25,500	24,888
Lenovo Group Limited	34,000	30,992
Sihuan Pharmaceutical Holdings Group Ltd.	38,000	24,938
Want Want China Holdings Limited	16,000	22,568
		474,470
HUNGARY - 0.5%
Magyar Telekom Telecommunications PLC	26,814	40,236
MOL Hungarian Oil an Gas Nyrt.	456	34,112
OTP Bank Nyrt.	1,907	40,019
		114,367
INDONESIA - 6.4%
PT Adaro Energy Tbk	432,000	37,433
PT Astra Agro Lestari Tbk	18,000	35,728
PT Astra International Tbk	73,000	51,486
PT Bank Central Asia Tbk	29,000	29,219
PT Bank Danamon Indonesia Tbk	50,000	29,471
PT Bank Mandiri Tbk	30,000	27,204
PT Bank Negara Indonesia (Persero) Tbk	63,500	27,511
PT Bank Rakyat Indonesia Tbk	36,000	28,111
PT Bumi Resources Tbk	528,500	29,287
PT Bumi Serpong Damai Tbk	132,500	24,030
PT Charoen Pokphand Indonesia Tbk	57,000	29,577
PT Global Mediacom Tbk	237,000	51,340
PT Gudang Garam Tbk	7,000	35,688
PT Indo Tambangraya Megah Tbk	12,000	34,035
PT Indocement Tunggal Prakarsa Tbk	25,000	61,587
PT Indofood CBP Sukses Makmur Tbk	27,500	33,804
PT Indofood Sukses Makmur Tbk	43,500	32,214
PT Indosat Tbk	94,500	49,987
PT Jasa Marga (Persero) Tbk	107,000	65,224
PT Kalbe Farma Tbk	700,500	101,634
PT Lippo Karawaci Tbk	180,000	27,567
PT Media Nusantara Citra Tbk	157,500	49,591
PT Perusahaan Gas Negara (Persero) Tbk	166,500	96,461
PT Semen Gresik Tbk	35,500	61,164
PT Tambang Batubara Bukit Asam (Persero) Tbk	28,000	37,522
PT Telekomunikasi Indonesia Tbk (c)	1,857	79,368
PT Unilever Indonesia Tbk	17,000	52,670
PT United Tractors Tbk	31,000	56,846
PT XL Axiata Tbk	108,500	52,747
		1,328,506
MALAYSIA - 9.3%
AirAsia Berhad	32,400	32,713
Alliance Financial Group Berhad	20,500	34,389
AMMB Holdings Berhad	14,900	34,615
Astro Malaysia Holdings Berhad	40,700	39,032
Axiata Group Berhad	23,700	49,733
Berjaya Sports Toto Berhad	43,900	60,720
British American Tobacco (Malaysia) Berhad	2,900	54,705
Bumi Armada Berhad	35,100	43,104
Bumiputra-Commerce Holdings Berhad	12,300	32,234
DiGi.Com Berhad	46,200	69,604
Felda Global Ventures Holdings Berhad	28,000	40,057
Gamuda Berhad	22,500	33,755
Genting Berhad	12,100	39,982
Genting Malaysia Berhad	38,100	46,909
Genting Plantation Berhad	14,800	43,236
Hong Leong Bank Berhad	7,700	35,240
Hong Leong Bank Berhad	8,000	35,196
IHH Healthcare Berhad (a)	67,600	84,513
IJM Corporation Berhad	20,600	36,838
IOI Corporation Berhad	24,000	41,323
Kuala Lumpur Kepong Berhad	6,300	43,309
Malayan Banking Berhad	10,400	34,233
Malaysia Airports Holdings Berhad	18,700	37,347
Maxis Berhad	33,300	72,407
MISC Berhad (a)	20,400	32,929
MMC Corporation Berhad	44,300	37,857
Parkson Holdings Berhad	35,500	43,820
Petronas Chemicals Group Berhad	41,600	87,163
Petronas Dagangan Berhad	9,400	75,272
Petronas Gas Berhad	9,500	62,842
PPB Group Berhad	10,100	45,266
Public Bank Berhad	6,800	36,717
RHB Capital Berhad	10,400	28,407
SapuraKencana Petroleum Berhad (a)	28,300	36,635
Sime Darby Berhad	14,700	44,572
Telekom Malaysia Berhad	47,100	80,500
Tenaga Nasional Berhad	20,900	54,838
UEM Sunrise Berhad	24,700	24,391
UMW Holdings Berhad	11,200	51,755
YTL Corporation Berhad	114,800	60,316
YTL Power International Berhad	120,000	60,769
		1,939,243
MEXICO - 6.4%
Alfa S.A.B., Series A	17,000	40,769
America Movil S.A.B. Series L (c)	5,245	114,079
Cemex S.A.B. CPO (a)	26,700	28,235
Coca-Cola FEMSA SAB de C.V. (c)	358	50,224
Compartamos S.A.B. de C.V.	29,000	49,929
Controladora Comercial Mexicana SA de C.V.	7,800	29,571
El Puerto de Liverpool S.A.B. de C.V.	7,500	88,495
Arca Continental S.A.B. de C.V.	4,300	32,869
Fibra Uno Administracion SA de C.V.	16,084	53,860
Fomento Economico Mexicano S.A.B. (c)	424	43,753
Genomma Lab Internacional SAB de C.V. (a)	46,300	91,188
Grupo Aeroportuario del Pacific S.A.B. (c)	1,190	60,488
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	4,000	44,516
Grupo Bimbo, S.A. de C.V.	10,900	32,969
Grupo Carso SAB de C.V., Series A1	9,000	42,821
Grupo Comercial Chedraui S.A. de C.V	9,500	35,168
Grupo Financiero Banorte SAB de C.V.	6,900	41,103
Grupo Financiero Inbursa SAB de C.V.	21,400	46,940
Grupo Mexico S.A.B. de C.V., Series B	12,700	36,654
Grupo Televisa S.A.B. (c)	3,723	92,479
Industrias CH SAB de C.V. Series B (a)	5,400	35,617
Industrias Penoles SAB de C.V.	1,115	33,125
Kimberly-Clark de Mexico SA de C.V., Class A	9,300	30,420
Mexichem SAB de C.V.	8,500	35,150
Minera Frisco S.A.B. De C.V. (a)	12,100	36,151
OHL Mexico, S.A.B. de C.V. (a)	16,900	40,061
Santander Mexico SAB de C.V.	13,800	39,340
Wal-Mart de Mexico, S.A.B. de C.V.	10,200	28,512
		1,334,486
MOROCCO - 1.8%
Attijariwafa Bank	3,320	127,501
Douja Prom Addoha	18,938	106,244
Maroc Telecom S.A.	13,237	153,482
		387,227
PERU - 0.5%
Companhia de Minas Buenaventura S.A. (c)	2,813	41,520
Credicorp Ltd.	570	72,937
		114,457
PHILIPPINES - 6.0%
Aboitiz Equity Ventures, Inc.	54,500	63,331
Aboitiz Power Corporation	141,900	114,308
Alliance Global Group, Inc.	75,300	40,788
Ayala Corporation	3,260	43,769
Ayala Land Inc.	59,400	41,800
Bank of the Philippine Islands	20,800	46,222
BDO Unibank, Inc.	21,830	42,953
DMCI Holdings, Inc.	34,730	41,483
Energy Development Corporation	675,500	90,536
Globe Telecom, Inc.	2,810	104,724
International Container Terminal Services, Inc.	25,030	50,408
Jollibee Foods Corporation	41,360	141,696
Metro Pacific Investments Corporation	299,400	36,593
Metropolitan Bank & Trust Company	16,750	43,038
Philippine Long Distance Telephone Company (c)	1,815	123,166
SM Investments Corporation	2,390	59,197
SM Prime Holdings, Inc.	144,100	54,371
Universal Robina Corporation	41,910	121,267
		1,259,650
POLAND - 3.6%
Bank Handlowy w Warszawie S.A.	979	27,344
Bank Pekao S.A.	612	27,570
Bank Zachodni WBK S.A.	285	23,966
BRE Bank S.A.	215	24,731
Cyfrowy Polsat S.A. (a)	13,565	75,573
ENEA S.A.	11,109	44,174
Eurocash S.A.	2,938	51,796
Grupa Azoty S.A..	1,675	37,226
Grupa LOTOS S.A. (a)	2,989	32,227
Jastrzębska Spółka Węglowa S.A.	1,544	29,738
Kernel Holding S.A. (a)	3,227	46,520
KGHM Polska Miedz S.A.	1,047	38,048
PGE S.A.	9,073	41,964
PKO Bank Polski S.A.	2,502	26,751
Polski Koncern Naftowy ORLEN S.A .	2,571	35,982
Polskie Gornictwo Naftowe i Gazownictwo S.A. (a)	24,485	42,651
Synthos S.A.	22,727	31,125
Tauron Polska Energia S.A.	30,350	39,286
Telekomunikacja PO	28,738	66,027
		742,699
RUSSIA - 3.5%
Federal Grid Co Unified Energy System JSC (a)	10,020,000	31,002
Gazprom (c)	3,951	25,998
Inter Rao UES OJSC (a)	89,400,000	35,313
LUKoil (c)	529	30,365
Magnit OJSC (Reg S) (d)	1,495	85,514
MegaFon (d)	1,224	38,250
Mobile TeleSystems (a)(c)	2,729	51,687
Norilsk Nickel Mining and Metallurgical Co. (c)	3,515	50,651
NovaTek OAO (Reg S) (d)	229	27,366
OAO Rostelecom	14,710	39,521
OAO Severstal (Reg S) (d)	767	4,886
LSR Group OJSC (Reg S) (d)	10,016	41,867
OC Rosneft OJSC (Reg S) (d)	4,080	27,948
RusHydro Management Co. (c)	34,005	49,647
Severstal (d)	6,043	38,494
Sistema JSFC (Reg S) (d)	1,952	38,552
Surgutneftegas OJSC (c)	3,998	31,344
Uralkali OJSC	6,690	50,175
VTB Bank OJSC	26,120,000	26,120
		724,700
SOUTH AFRICA - 6.1%
Aspen Pharmacare Holdings Limited	2,605	59,844
Barloworld Limited	5,662	46,685
Bidvest Group Limited	2,438	60,417
Exxaro Resources Ltd.	3,796	55,908
Foschini Limited	2,870	28,673
Gold Fields Ltd. (c)	4,490	23,573
Harmony Gold Mining Co., Ltd. (c)	7,209	27,466
Imperial Holdings Limited	1,494	31,720
Investec Ltd.	4,159	26,925
Kumba Iron Ore Limited	507	23,626
Life Healthcare Group Holdings Ltd.	14,816	56,210
Massmart Holdings Ltd.	2,215	40,179
MMI Holdings Ltd.	13,440	30,145
Mr Price Group Ltd.	2,204	30,035
MTN Group Limited	3,432	63,887
Nampak Ltd.	7,606	25,278
Naspers Limited N Shs	446	32,939
Netcare Limited	27,555	64,229
Pick n Pay Stores Ltd.	10,396	41,671
Redefine Properties Ltd.	26,601	28,231
Remgro Limited	1,906	36,628
Reunert Limited	7,385	51,552
Sanlam Limited	7,618	35,453
Sasol Ltd.	1,365	59,594
Shoprite Holdings Ltd.	2,087	39,167
Spar Group Limited (The)	3,556	43,167
Steinoff International Holdings Limited	14,100	34,977
Tiger Brands Limited	1,324	39,635
Truworths International Ltd.	3,723	32,750
Vodacom Group (Proprietary) Limited	6,231	66,203
Woolworths Holdings Limited	4,724	30,783
		1,267,550
SOUTH KOREA - 4.9%
Amore Pacific Corporation	25	20,030
BS Financial Group, Inc.	1,490	18,853
Celltrion Inc.	1,157	42,347
Cheil Industries Inc.	206	16,162
Daewoo Securities Co., Ltd.	1,770	15,576
DGB Financial Group Inc.	1,410	19,260
E-MART Co., Ltd.	102	17,952
GS Holdings Corp.	660	29,704
Hana Financial Group, Inc.	490	14,266
Hanwha Corporation	600	15,446
Hanwha Life Insurance Co., Ltd.	2,670	15,383
Hyosung Corporation	364	18,805
Hyundai Mobis Co.,Ltd.	73	17,450
Hyundai Steel Co., Ltd.	364	20,462
Industrial Bank of Korea	1,890	18,121
KB Financial Group Inc.	840	25,155
Korea Electric Power Corporation (a)	1,830	42,463
Korea Gas Corporation	863	39,899
Korea Zinc Co., Ltd.	64	15,523
KT Corporation (c)	3,199	49,648
KT&G Corporation	320	20,791
LG Household & Healthcare	45	21,987
LG Innotek Co., Ltd. (a)	280	22,360
LG Uplus Corp. (a)	3,620	37,878
Lotte Confectionery Co. Ltd.	13	18,293
Lotte Shopping Co., Ltd.	52	16,164
NCSoft Corporation	106	15,036
NHN Corporation	81	20,604
Orion Corporation	19	15,855
PacifiCorp	56	17,064
POSCO	110	28,751
Samsung Card Co, Ltd.	420	14,306
Samsung Electro-Mechanics Co., Ltd.	282	21,507
Samsung Electronics Company, Ltd.	20	23,502
Samsung Fire & Marine Insurance Co., Ltd.	74	15,097
Samsung Life Insurance Co., Ltd	183	17,306
Samsung SDI Company, Ltd.	161	19,243
Samsung Securities Co., Ltd.	380	15,339
Shinhan Financial Group Co., Ltd.	600	19,754
Shinsegae Co., Ltd.	84	15,519
SK C&C Co., Ltd.	221	19,312
SK Innovation Co., Ltd.	243	28,831
SK Telecom Co., Ltd. (c)	2,365	48,080
S-Oil Corp.	483	30,958
Yuhan Co., Ltd.	236	38,023
		1,034,065
TAIWAN - 6.5%
Asia Cement Corporation	20,000	24,624
Cathay Financial Holding Co., Ltd.	12,000	16,376
Chang Hwa Commercial Bank	33,000	18,223
Cheng Shin Rubber Industry Co., Ltd.	6,000	18,938
China Airlines Ltd. (a)	51,000	19,229
China Motor Corporation	22,000	19,415
China Steel Corporation	40,000	32,765
Chinatrust Financial Holding Co., Ltd.	25,000	15,473
Chunghwa Telecom Co., Ltd. (c)	3,748	120,348
CTCI Corporation	13,000	23,683
EVA Airways Corporation (a)	32,000	18,311
Far Eastern New Century Corporation	21,000	22,702
Far EasTone Telecommunications Co., Ltd.	22,000	59,090
Feng Hsin Iron & Steel Co., Ltd.	14,000	24,757
Formosa Chemicals & Fiber Corporation	11,000	26,976
Formosa International Hotels Corporation	2,000	23,556
Formosa Petrochemical Corporation	31,000	79,126
Formosa Plastics Corporation	12,000	29,028
Formosa Taffeta Co., Ltd.	32,000	30,429
Fubon Financial Holding Co., Ltd.	14,000	19,082
Giant Manufacturing Co., Ltd.	4,000	27,493
Highwealth Construction Corp.	9,000	18,918
Hua Nan Financial Holdings Co., Ltd.	37,000	20,740
Mega Financial Holding Co., Ltd.	22,000	16,699
Nan Ya Plastics Corporation	10,000	21,087
Nankang Rubber Tire Corp., Ltd.	17,000	19,711
Pou Chen Corporation	21,000	19,934
President Chain Store Corp.	8,000	52,451
ScinoPharm Taiwan Ltd.	27,000	62,250
Standard Foods Corporation	13,000	41,120
Taishin Financial Holding Co., Ltd.	35,000	15,415
Taiwan Business Bank Co., Ltd. (a)	61,000	18,196
Taiwan Cement Coporation	16,000	19,699
Taiwan Cooperative Financial Holding Co., Ltd.	47,000	26,032
Taiwan Fertilizer Co., Ltd.	10,000	24,157
Taiwan Glass Industry Corporation	20,000	18,084
Taiwan Mobile Co., Ltd.	17,000	67,215
TECO Electric & Machinery Co., Ltd.	25,000	25,024
TSRC Corp.	11,000	21,104
Tung Ho Steel Enterprise Corporation	28,000	25,505
U-Ming Marine Transport Corporation	19,000	29,796
Uni-President Enterprises Corporation	27,000	52,611
Walsin Lihwa Corporation (a)	72,000	20,444
Yang Ming Marine Transport Corporation (a)	39,000	16,201
Yuanta Financial Holding Co., Ltd.	32,000	16,656
Yulon Motor Co., Ltd.	12,000	19,219
		1,357,892
THAILAND - 7.8%
Advanced Info Service For Rg	14,200	129,112
Airports of Thailand PCL	14,200	77,147
Bangkok Bank PCL (e)	7,000	46,042
Bangkok Dusit Medical Services F	27,300	138,635
Bank of Ayudhya PCL	40,900	46,814
Banpu PCL	5,200	42,754
BEC World PCL	46,400	87,893
Central Pattana PCL	34,600	50,202
Charoen Pokphand Foods PCL	97,900	81,281
CP ALL PCL	57,800	72,681
Glow Energy PCL	49,300	114,050
Home Product Center PCL	246,700	91,473
IRPC PCL	394,600	41,985
Kasikornbank PCL (e)	7,900	48,651
Krung Thai Bank PCL	72,200	47,256
Minor International PCL	109,200	87,318
PTT Exploration & Production PCL	8,300	42,416
PTT Global Chemical PCL	26,700	59,400
PTT PCL	4,800	51,846
Siam Cement Public Company (e)	4,800	69,025
Siam Commercial Bank PCL	11,300	68,314
Siam Makro PCL	2,300	57,843
True Corp. PCL (a)	386,500	83,493
		1,635,631
TURKEY - 5.1%
Akbank T.A.S.	6,308	25,702
Anadolu Efes Biracilik VE	4,287	62,224
Arcelik A.S.	6,793	44,897
BIM Birlesik Magazalar A.S.	2,987	64,723
Coca-Cola Icecek A.S.	1,898	54,605
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	17,380	24,506
Enka İnşaat ve Sanayi A.Ş.	12,620	31,728
Eregli Demir ve Celik Fabrikalari T.A.S.	58,645	60,496
Ford Otomotiv Sanayi A.S.	4,237	58,423
Haci Omer Sabanci Holding A.S.	5,233	27,534
Koç Holding A.S.	7,172	34,427
Koza Altin Isletmeleri A.S.	4,533	54,985
TAV Havalimanlari Holding A.S.	6,269	36,722
Tofas Turk Otomobil Fabrikasi A.S.	6,520	40,727
Tupras - Turkiye Petrol Rafinerileri A.S.	3,424	83,599
Turk Hava Yollari A.O.	8,430	32,774
Turk Telekomunikasyon A.S.	21,189	82,379
Turkcell Iletisim Hizmetleri A.S. (a)(c)	7,788	111,913
Turkiye Garanti Bankasi A.S.	5,900	25,752
Turkiye Halk Bankasi A.S.	3,007	25,486
Turkiye Is Bankasi A.S.	8,933	26,395
Turkiye Sise ve Cam Fabrikalari A.S.	24,542	34,349
Yapi ve Kredi Bankasi A.S.	11,167	25,412
		1,069,758
UNITED STATES - 0.2%
Southern Copper Corporation	1,596	44,081

TOTAL COMMON STOCK
(Cost $17,303,898)		17,681,713

Preferred Stock - 1.7%
BRAZIL - 0.8%
AES Tiete S.A.	2,800	26,744
Itausa-Investimentos Itau S.A.	5,800	21,786
Lojas Americanas S.A.	3,400	24,094
Marcopolo S.A.	3,600	20,765
Oi S.A.	16,100	28,596
Petróleo Brasileiro S.A.	3,000	21,994
Vale S.A., Class A	2,000	24,513
		168,492
COLOMBIA - 0.5%
Banco Davivienda S.A.	3,846	46,242
Grupo Aval Acciones y Valores S.A.	67,561	48,227
		94,469
RUSSIA - 0.2%
Sberbank	18,900	44,415

SOUTH KOREA - 0.2%
LG Chem Ltd.	149	15,004
Samsung Electronics Co. Ltd.	27	20,899
		35,903
TOTAL PREFERRED STOCK
(Cost $336,682)		343,279

Exchange Traded Funds - 11.5%
United States - 11.5%
iPath MSCI India Index ETN (a)	19,000	1,016,880
iShares MSCI Emerging Markets Index Fund	9,900	381,843
Vanguard MSCI Emerging Markets ETF	25,825	1,001,493
(Cost $2,375,009)		2,400,216

TOTAL INVESTMENTS - 97.8%		20,425,208
(Cost $20,015,589)
OTHER ASSETS & LIABILITIES (Net) - 2.2%		456,048
NET ASSETS - 100%		$20,881,256

(a) Non-income producing security.
(b)	All or a portion of this security was out on loan.
(c) ADR - American Depositary Receipts
(d) GDR - Global Depositary Receipts
(e) NVDR - Non-Voting Depository Receipts

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Financials		15.4%
Telecommunication Services		12.1%
Industrials		11.8%
Exchange Traded Funds		11.5%
Consumer Staples		10.1%
Consumer Discretionary		9.5%
Materials		8.7%
Energy		6.9%
Utilities		5.8%
Health Care		4.0%
Information Technology		2.0%
Cash and Other Assets (Net)		2.2%

Pear Tree Risk Parity Emerging Markets Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 14,613,974	$ 806,352	$ -	$ 15,420,326
Common Stock Units	86,037	-	-	86,037
Depository Receipts	2,096,984	-	-	2,096,984
Mutual Funds	2,400,216	-	-	2,400,216
Preferred Stock	343,279	-	-	343,279
Real Estate Inv. Trusts	78,366	-	-	78,366
Total	$ 19,618,856	$ 806,352	$ -	$ 20,425,208

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Chemicals                                               $      41,985
Commercial Services & Supplies 138,635
Diversified Telecommunications 39,521
Electric Utilities 35,313
Food & Drug Retailing 81,281
Media 87,893
Oil & Gas 125,263
Real Estate 50,202
Transportation Infrastructure 77,147
Wireless Telecommunication Services 129,112
$ 806,352

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2013

Common Stock - 89.0%
	Shares	Value
AUSTRALIA - 2.0%
BHP Billiton Ltd. (b)	371,600	$19,051,932

BELGIUM - 1.6%
Solvay S.A.	116,647	15,281,419

CANADA - 2.5%
Methanex Corporation	535,307	22,929,021

FINLAND - 5.3%
Kone OYJ, Class B	281,900	22,389,344
Konecranes OYJ	455,280	12,977,218
YIT OYJ	840,216.00	14,417,713
		49,784,275
FRANCE - 7.2%
Christian Dior S.A.	132,273	21,337,991
Imerys S.A.	327,883	20,080,285
Ipsos	181,500	6,846,370
Maurel et Prom	1,198,106	17,807,874
Transgene S.A. (a)	142,827	1,692,736
		67,765,256
GERMANY - 16.4%
BASF SE	243,200	21,713,918
Deutsche Telekom AG	2,148,676	25,057,250
Freenet AG	917,639	20,032,007
Hannover Ruck SE	276,100	19,870,519
Muenchener Rueckvers AG	114,730	21,105,082
Symrise AG	556,950	22,541,191
Wincor Nixdorf AG	448,050	24,283,226
		154,603,193
HONG KONG- 1.6%
Guangdong Investment Limited	17,259,800	14,998,556

INDIA - 2.0%
Infosys Technologies Ltd. (b)	455,045	18,743,304

IRELAND - 4.1%
Anglo Irish Bank Corporation plc (a)	374,908	-
CRH plc	880,493	17,812,174
Greencore Group plc	10,041,423	20,461,786
		38,273,960
ISRAEL - 2.3%
Teva Pharmaceuticals SP (b)	544,919	21,360,825

ITALY - 3.3%
GTECH SpA	893,165	22,344,550
Trevi Finanziaria SpA	1,131,526	9,023,721
		31,368,271
JAPAN - 9.4%
Asahi Group Holdings Ltd.	925,700	22,959,413
KDDI Corporation	543,200	28,248,042
Meiji Holdings Co., Ltd.	370,400	17,787,412
Showa Denko K.K.	14,685,000	19,387,604
		88,382,471
NORWAY - 2.3%
DnB Bank ASA	1,505,992	21,742,848

SOUTH AFRICA - 2.3%
Sasol Ltd.	486,935	21,258,947

SOUTH KOREA - 2.0%
Samsung Electronics Company Ltd.	16,285	19,136,176

SWEDEN - 5.7%
Duni AB	1,179,500	10,203,363
Investor AB, Class B	634,256	16,982,819
Loomis AB-B	305,900	5,848,927
Svenska Handelsbanken AB, Class A	509,900	20,384,944
		53,420,053
SWITZERLAND - 2.3%
Novartis AG	309,750	21,990,398

THAILAND - 2.1%
Thai Oil PCL	9,663,100	19,628,415

UNITED KINGDOM - 14.6%
Barratt Developments plc (a)	5,339,856	25,140,504
BBA Aviation plc	1,524,038	6,491,609
Bellway plc	966,606	18,667,953
Persimmon plc	1,244,373	22,348,272
Rexam plc	2,803,868	20,359,843
Standard Chartered PLC	853,947	18,530,979
Taylor Wimpey plc	17,895,270	26,056,766
		137,595,926

TOTAL COMMON STOCK		837,315,246
(Cost $751,359,887)

Money Market - 10.8%
State Street Global Advisors FDS	$101,178,568	101,178,568
(Cost $101,178,568)

TOTAL SHORT TERM INVESTMENTS - 10.8%		101,178,568

TOTAL INVESTMENTS - 99.8%		938,493,814
(Cost $852,538,455)

OTHER ASSETS & LIABILITIES (NET) - 0.2%		2,486,914
NET ASSETS - 100%		$940,980,728

(a) Non-income producing security
(b) ADR - American Depository Receipts
The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Materials		19.0%
Consumer Discretionary		16.3%
Financials		12.6%
Telecommunication Services		7.8%
Industrials		7.6%
Information Technology		6.6%
Consumer Staples		6.5%
Energy		6.2%
Health Care		4.8%
Utilities		1.6%
Other Assets & Liabilities		11.0%

Pear Tree Foreign Value Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 758,530,771	$ 19,628,415	$ -	$ 778,159,186
Depository Receipts	59,156,060	-	-	59,156,060
Short Term Investments	101,178,568	-	-	101,178,568
Total	$ 918,865,399	$ 19,628,415	$ -	$ 938,493,814

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the      following industry:

     Oil & Gas                                                $ 19,628,415

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS
June 30, 2013

Common Stock - 86.5%
	Shares	Value
AUSTRALIA - 0.3%
Austal Limited	552,530	$382,411

BELGIUM - 1.9%
Kinepolis Group	15,900	2,112,570

BRAZIL - 2.2%
Equatorial Energia SA	296,237	2,483,183

CANADA - 1.0%
Astral Media, Inc.	22,800	1,083,556

CHINA - 2.6%
China Hongxing Sports Limited* (a)	10,258,400	80,886
Shanghai Mechanical & Electrical Industry Co. Ltd. - B	1,455,568	1,608,403
Xinhua Winshare Publishing and Media Co., Ltd.	2,701,500	1,285,243
		2,974,532
FINLAND - 1.5%
PKC Group OYJ	68,800	1,635,263

FRANCE - 2.8%
Bonduelle SA	55,600	1,328,030
Ipsos	46,500	1,754,029
		3,082,059
GERMANY- 2.5%
Freenet AG	127,700	2,787,684

HONG KONG - 6.3%
Samson Holding Ltd.	10,475,800	1,958,434
Texwinca Holdings Limited	1,720,300	1,601,383
VST Holdings Ltd.	9,507,360	1,814,159
VTech Holdings Limited	115,700	1,749,787
		7,123,763
INDIA - 3.0%
Hexaware Technologies Limited	1,006,000	1,468,582
KRBL Ltd.	1,475,200	533,728
LIC Housing Finance Ltd.	146,600	627,599
NIIT Technologies Ltd.	83,400	380,475
South Indian Bank Ltd.	553,320	214,158
Usha Martin Group Ltd.	323,760	127,216
		3,351,758
IRELAND - 9.1%
Glanbia plc	189,900	2,556,972
Greencore Group plc	1,416,344	2,886,137
IFG Group plc	829,985	1,490,081
United Drug plc	705,359	3,325,182
		10,258,372
ITALY - 3.3%
De'Longhi SpA	118,910	1,857,899
Trevi Finanziaria SpA	233,100	1,858,931
		3,716,830
JAPAN - 9.9%
BML, Inc.	98,700	2,502,688
Chugoku Marine Paints Ltd.	445,600	2,204,985
Daicel Corporation	312,500	2,736,835
DaiichiKosho Co., Ltd.	83,600	2,289,153
Unipres Corporation	73,900	1,324,204
		11,057,865
NORWAY - 5.7%
ABG Sundal Collier Holding ASA	1,859,000	1,202,357
SpareBank 1SMN	247,265	1,887,442
SpareBank 1 SR-Bank ASA	243,300	1,897,115
SpareBank Nord-Norge	250,931	1,441,718
		6,428,632
PHILIPPINES - 2.7%
Manila Water Company, Inc.	4,081,170	3,060,877

SINGAPORE - 3.8%
Breadtalk Group Ltd.	2,815,100	1,920,017
M1 Ltd.	987,300	2,343,208
		4,263,225
SOUTH AFRICA - 1.2%
Clicks Group Limited	232,300	1,303,873

SWEDEN - 4.6%
Duni AB	156,400	1,352,951
Loomis AB	82,300	1,573,608
Nolato AB	129,700	2,234,331
		5,160,890
SWITZERLAND - 1.9%
Vetropack Holding AG	1,086	2,102,714

TAIWAN - 1.7%
Holtek Semiconductor, Inc.	1,508,600	1,907,709

THAILAND - 4.3%
Hana Microelectronics PCL	2,059,080	1,287,962
Ratchaburi Electricity Generating Holding PCL	1,220,000	2,025,794
Thai Union Frozen Products PCL	821,274	1,542,454
		4,856,210
UNITED KINGDOM - 14.2%
Alternative Networks plc	488,200	2,225,361
BBA Aviation plc	419,011	1,784,769
Character Group plc	496,900	944,544
Clarkson plc	64,500	1,668,428
Galliford Try plc	193,828	2,754,478
Halfords Group plc	266,687	1,286,813
The Restaurant Group plc	250,600	1,905,437
Vitec Group plc	154,961	1,354,983
Wetherspoon (J.D.) plc	196,400	1,984,632
		15,909,445

TOTAL COMMON STOCK		97,043,421
(Cost $75,408,472)

Preferred Stock - 2.1%
GERMANY - 2.1%
Dräegerwerk AG	16,900	2,315,132
(Cost $821,879)

P-Notes - 3.6%
India - 3.6%
KRBL Limited	1,679,000	607,462
LIC Housing Finance	204,200	874,180
NIIT Technologies	276,900	1,263,245
South Indian Bank	2,535,250	981,142
Usha Martin Group	807,100	317,110
(Cost $2,692,091)		4,043,139

Short Term Investments - 7.7%	Par Value	Value
Money Market - 7.7%
State Street Global Advisors FDS	$8,623,506	8,623,506
(Cost $8,623,506)

TOTAL SHORT TERM INVESTMENTS - 7.7%		8,623,506

TOTAL INVESTMENTS - 99.9%		112,025,198
(Cost $87,545,948) (b)
OTHER ASSETS & LIABILITIES (NET) - 0.1%		149,985
NET ASSETS - 100%		$112,175,183

*	Fair valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent
0.07% of net assets as of March 31, 2013.
(a) Non-income producing security

The percentage of each investment category is calculated as a percentage of net assets.

SECTOR ALLOCATIONS (as a percentage of Total Net Assets)
Consumer Discretionary		22.7%
Industrials		11.8%
Information Technology		10.8%
Consumer Staples		10.1%
Financials		9.5%
Health Care		7.3%
Utilities		6.7%
Materials		6.7%
Telecommunication Services		6.6%
Cash and Other Assets		7.8%

Pear Tree Foreign Value Small Cap Fund FASB 157 Disclosure

Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded.  If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities, where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Funds’ Board of Trustees (the “Trustees”), which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith using the Valuation Procedures. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.

The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

● Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●  Level 2- Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2013:

	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value at June 30, 2013
	Level 1	Level 2	Level 3	Total

Common Stock*	$ 92,106,325	$ 4,856,210	$ 80,886	$ 97,043,421
Preferred Stock	2,315,132	-	-	2,315,132
Short Term Investments	8,623,506	-	-	8,623,506
P-Notes	-	4,043,139	-	4,043,139
Total	$ 103,044,963	$ 8,899,349	$ 80,886	$112,025,198

* Refer to Schedule of Investments for breakout by industry or country.

* Transfers between levels are recognized at the end of the reporting period.

* Common stock labeled as Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Electric Utilities                                                           $ 2,025,794
Electronic Equipment & Instruments 1,287,962
Food Products 1,542,454
$ 4,856,210

* Common stock labeled as Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Leisure Equipment & Products                                                                            $ 80,886

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

Balance as of 3/31/2013                  $          82,689

   Realized gain (loss)                                                                                     $                -

   Changed in unrealized appreciation (depreciation)                                $           (1,803)

   Net purchases (sales)                                                                                     $                 -

   Transfer into Level 3                                                                                          $                -          -

Balances as of 6/30/2013                                                                                     $          80,886

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2013;

Fair Value                                                                                          Impact to
Common                      June             Valuation                                               Unobservable                                         Range                                 Valuation from
Stock                      30, 2013                         Methodologies                                        Input (1)                                                              a Decrease in Input (2)

80,886                      Company Specific   Company Specific     100%                                                                                                    Decrease

1. In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2. This column represents the directional change in the fair value of the level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2013-01 will have on the financial statements disclosures.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference from the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of the report that the registrant’s disclosure controls and procedures are reasonable designed to ensure that information required to be disclosed by the registrant’s Form N-Q is recorded, processed, summarized and reported with the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) of the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Pear Tree Funds

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee
Date:  August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Willard L. Umphrey
Willard L. Umphrey
Chairman, President and Trustee (Principal Executive Officer)
Date: August 22, 2013

By:           /s/ Leon Okurowski
Leon Okurowski
Treasurer (Principal Financial Officer)
Date: August 22, 2013